BUSINESS COMBINATIONS IN 2015 (Detail Textuals)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of voting rights held in subsidiaries	100.00%